Product Returns Liability (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in Holdings' product returns accrual
Beginning of period	$ 46.0	$ 55.6
Cost of unsalvageable parts	(11.2)	(14.9)
Reduction to sales, net of salvage	10.2	10.7
End of period	$ 45.0	$ 51.4